Basis of Presentation and General information, General Information (Details) $ / shares in Units, t in Millions, $ in Millions			12 Months Ended
	Mar. 07, 2023 $ / shares shares	Sep. 22, 2017 $ / shares	Dec. 31, 2023 Vessel t $ / shares shares	Dec. 31, 2022 $ / shares shares	Apr. 27, 2021 USD ($) Subsidiary	Dec. 21, 2018 $ / shares
Basis of Presentation [Abstract]
Common shares, par value (in dollars per share) | $ / shares		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common shares, shares issued (in shares)			96,623,876	94,610,088
Common shares, shares outstanding (in shares)			96,623,876	94,610,088
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.001	$ 0.001
Number of shares of Company stock held to receive one share of Toro common stock (in shares)	10
Number of former tanker-owning subsidiaries | Subsidiary					2
Number of vessels | Vessel			17
Combined carrying capacity | t			1.4
Capesize [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel			1
Kamsarmax [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel			5
Panamax Dry Bulk [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel			9
2,700 TEU Containerships [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel			2
Series A Preferred Stock [Member]
Basis of Presentation [Abstract]
Preferred shares, dividend rate		9.75%
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.001
Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Preferred shares, shares outstanding (in shares)			12,000	12,000
Preferred shares, shares issued (in shares)			12,000	12,000
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.001
Related Party [Member] | Toro Corp [Member]
Basis of Presentation [Abstract]
Common shares, shares issued (in shares)	9,461,009
Common shares, shares outstanding (in shares)	9,461,009
Number of shares of Toro common stock issued for every 10 shares of Company stock (in shares)	1
Related Party [Member] | Toro Corp [Member] | $18.0 Million Term Loan Facility [Member]
Basis of Presentation [Abstract]
Face amount | $					$ 18.0
Related Party [Member] | Toro Corp [Member] | Series A Preferred Stock [Member]
Basis of Presentation [Abstract]
Preferred shares, shares outstanding (in shares)	140,000
Preferred shares, shares issued (in shares)			140,000
Preferred shares, stated amount (in dollars per share) | $ / shares	$ 1,000		$ 1,000
Preferred shares, dividend rate	1.00%		1.00%
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001
Related Party [Member] | Toro Corp [Member] | Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Preferred shares, shares issued (in shares)	40,000
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.001
Thalassa [Member] | Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Percentage of shares held			100.00%